UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D. C. 20549

FORM N-CSRS

Investment Company Act file number: 811-04049

Deutsche Income Trust

(Exact Name of Registrant as Specified in Charter)

345 Park Avenue

New York, NY 10154-0004

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (212) 250-3220

Paul Schubert

345 Park Avenue

New York, NY 10154-0004

(Name and Address of Agent for Service)

Date of fiscal year end:	9/30

Date of reporting period:	3/31/2018

ITEM 1.	REPORT TO STOCKHOLDERS

March 31, 2018

Semiannual Report

to Shareholders

Deutsche Short Duration High Income Fund

Contents

3	Letter to Shareholders
4	Portfolio Management Team
4	Portfolio Summary
6	Investment Portfolio
13	Statement of Assets and Liabilities
15	Statement of Operations
16	Statements of Changes in Net Assets
17	Financial Highlights

21	Notes to Financial Statements
29	Information About Your Fund's Expenses
31	Advisory Agreement Board Considerations and Fee Evaluation
34	Account Management Resources
36	Privacy Statement

This report must be preceded or accompanied by a prospectus. To obtain a summary prospectus, if available, or prospectus for any of our funds, refer to the Account Management Resources information provided in the back of this booklet. We advise you to consider the Fund’s objectives, risks, charges and expenses carefully before investing. The summary prospectus and prospectus contain this and other important information about the Fund. Please read the prospectus carefully before you invest.

Bond investments are subject to interest-rate, credit, liquidity and market risks to varying degrees. When interest rates rise, bond prices generally fall. Credit risk refers to the ability of an issuer to make timely payments of principal and interest. Investments in lower-quality (“junk bonds”) and non-rated securities present greater risk of loss than investments in higher-quality securities. Emerging markets tend to be more volatile and less liquid than the markets of more mature economies, and generally have less diverse and less mature economic structures and less stable political systems than those of developed countries. Investing in derivatives entails special risks relating to liquidity, leverage and credit that may reduce returns and/or increase volatility.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or Deutsche Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.

NOT FDIC/NCUA INSURED     NO BANK GUARANTEE     MAY LOSE VALUE NOT A DEPOSIT     NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY

2	Deutsche Short Duration High Income Fund

Letter to Shareholders

Dear Shareholder:

You may have noticed a new logo appearing on the cover of this report. As of March 23, 2018, Deutsche Asset Management has adopted its existing European brand, DWS, globally. As we have consolidated several businesses over the last several years, each of which has grown up relatively independently, the time has now come to be united under a single brand that reflects our global identity and the full breadth of capabilities we offer to our clients.

The DWS brand — Deutsche Gesellschaft für Wertpapiersparen — draws on our roots in the German market, going back over 60 years. It was established in Hamburg in 1956 with a singular objective: to assist private investors in building wealth and managing risk. We have been fulfilling that promise for generations. Today, the DWS name is synonymous with the values that we have continuously lived up to, and those that will remain central to our future success: Excellence, Entrepreneurship, Sustainability and Integrity. It is therefore a name that we are proud to adopt and build upon as our brand here in the Americas.

In connection with this change, our web site has recently been redesigned with a new address: dws.com. However, for your convenience, the deutschefunds.com address will remain live and automatically redirect you to our new site. Please visit us online to find the most current insights from our CIO, economists and investment specialists.

As always, thank you for your ongoing trust in us. We look forward to bringing you the very best in investment insight, strategies and solutions as we march forward gathering our unique qualities and capabilities under one roof, DWS.

Best regards,

Hepsen Uzcan President, Deutsche Funds

Assumptions, estimates and opinions contained in this document constitute our judgment as of the date of the document and are subject to change without notice. Any projections are based on a number of assumptions as to market conditions and there can be no guarantee that any projected results will be achieved. Past performance is not a guarantee of future results.

Deutsche Short Duration High Income Fund	3

Portfolio Management Team

Gary Russell, CFA, Managing Director

Portfolio Manager of the Fund. Began managing the Fund in 2017.

–	Joined DWS in 1996. Served as the Head of the High Yield group in Europe and as an Emerging Markets Portfolio Manager.

–	Prior to that, he spent four years at Citicorp as a research analyst and structurer of collateralized mortgage obligations. Prior to Citicorp, he served as an officer in the US Army from 1988 to 1991.

–	Head of US High Yield Bonds: New York.

–	BS, United States Military Academy (West Point); MBA, New York University, Stern School of Business.

Thomas R. Bouchard, Director

Portfolio Manager of the Fund. Began managing the Fund in 2017.

–	Joined DWS in 2006 with 6 years of industry experience. Prior to joining, served as a High Yield Investment Analyst at Flagship Capital Management. He also served as an officer in the US Army from 1989 to 1997.

–	Portfolio Manager for High Yield Strategies: New York.

—	BS, University of Wisconsin – Madison; MBA in Finance, Boston College; MA in Strategic Studies from US Army War College.

Mark L. Rigazio, Director

Portfolio Manager of the Fund. Began managing the Fund in 2017.

–	Rejoined DWS in 2007 with 13 years of industry experience. Prior to rejoining, he served as an Investment Analyst at Fidelity Management & Research Company. Previously, he was a High Yield Analyst at Deutsche Asset Management and at Flagship Capital. Earlier, he held various banking, finance and accounting roles at Banc of America Securities, Art Technology Group, PricewaterhouseCoopers and Tonneson & Company CPAs.

–	Portfolio Manager for Leveraged Loans: Boston.

—	BS and MBA, Bentley University.

4	Deutsche Short Duration High Income Fund

Portfolio Summary	(Unaudited)

Asset Allocation (As a % of Investment Portfolio)	3/31/18
Corporate Bonds	71%
Loan Participations and Assignments	27%
Cash Equivalents	2%
100%

Quality (Excluding Cash Equivalents)	3/31/18
BBB	13%
BB	68%
B	18%
CCC	1%
100%

The quality ratings represent the higher of Moody’s Investors Service, Inc. (“Moody’s”), Fitch Ratings, Inc. (“Fitch”) or Standard & Poor’s Corporation (“S&P”) credit ratings. The ratings of Moody’s, Fitch and S&P represent their opinions as to the quality of the securities they rate. Credit quality measures a bond issuer’s ability to repay interest and principal in a timely manner. Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change.

Interest Rate Sensitivity	3/31/18
Effective Maturity	3.5 years
Effective Duration	2.0 years

Effective maturity is the weighted average of the maturity date of bonds held by the Fund taking into consideration any available maturity shortening features.

Effective duration is an approximate measure of the Fund’s sensitivity to interest rate changes taking into consideration any maturity shortening features.

Portfolio holdings and characteristics are subject to change.

For more complete details about the Fund’s investment portfolio, see page 6. A quarterly Fact Sheet is available on dws.com or upon request. Please see the Account Management Resources section on page 34 for contact information.

Deutsche Short Duration High Income Fund	5

Investment Portfolio	as of March 31, 2018 (Unaudited)

	Principal Amount ($)	Value ($)
Corporate Bonds 69.6%
Consumer Discretionary 20.7%
Ally Financial, Inc.:
4.125%, 3/30/2020	160,000	160,600
4.25%, 4/15/2021	220,000	220,550
Altice Luxembourg SA, 144A, 7.75%, 5/15/2022	200,000	185,748
AMC Entertainment Holdings, Inc., 5.875%, 2/15/2022	30,000	30,375
CCO Holdings LLC, 144A, 4.0%, 3/1/2023	250,000	240,000
Cequel Communications Holdings I LLC, 144A, 5.125%, 12/15/2021	150,000	149,812
Clear Channel Worldwide Holdings, Inc., Series B, 6.5%, 11/15/2022	65,000	66,346
CSC Holdings LLC, 144A, 10.125%, 1/15/2023	200,000	222,000
DISH DBS Corp.:
6.75%, 6/1/2021	135,000	135,844
7.875%, 9/1/2019	100,000	104,500
GLP Capital LP, 4.375%, 4/15/2021	110,000	110,275
Goodyear Tire & Rubber Co., 8.75%, 8/15/2020	5,000	5,575
HD Supply, Inc., 144A, 5.75%, 4/15/2024	10,000	10,535
Jaguar Land Rover Automotive PLC, 144A, 3.5%, 3/15/2020	200,000	198,750
L Brands, Inc., 6.625%, 4/1/2021	205,000	217,812
Lennar Corp., 4.75%, 4/1/2021	268,000	272,690
Mattel, Inc.:
2.35%, 5/6/2019	150,000	146,625
4.35%, 10/1/2020	150,000	144,375
MGM Resorts International, 6.75%, 10/1/2020	230,000	244,375
NCL Corp., Ltd., 144A, 4.75%, 12/15/2021	28,000	28,280
Penske Automotive Group, Inc., 3.75%, 8/15/2020	40,000	40,000
Sirius XM Radio, Inc., 144A, 3.875%, 8/1/2022	80,000	76,640
TRI Pointe Group, Inc., 4.375%, 6/15/2019	10,000	10,025
Univision Communications, Inc., 144A, 5.125%, 5/15/2023	65,000	61,919

		3,083,651

Consumer Staples 0.9%
Darling Ingredients, Inc., 5.375%, 1/15/2022	70,000	71,225
JBS U.S.A. LUX SA, 144A, 7.25%, 6/1/2021	60,000	60,450

		131,675

Energy 12.1%
Andeavor Logistics LP, 5.5%, 10/15/2019	120,000	123,492
Bill Barrett Corp., 7.0%, 10/15/2022	50,000	50,250
Blue Racer Midstream LLC, 144A, 6.125%, 11/15/2022	50,000	50,875

The accompanying notes are an integral part of the financial statements.

6	Deutsche Short Duration High Income Fund

	Principal Amount ($)	Value ($)
Chesapeake Energy Corp., 4.875%, 4/15/2022	90,000	83,250
CNX Resources Corp., 5.875%, 4/15/2022	165,000	166,031
Continental Resources, Inc., 4.5%, 4/15/2023	73,000	73,821
Energy Transfer Equity LP, 7.5%, 10/15/2020	68,000	73,227
Laredo Petroleum, Inc., 6.25%, 3/15/2023	65,000	65,163
Nabors Industries, Inc., 5.0%, 9/15/2020	84,000	83,790
Nabors Industries, Inc., 4.625%, 9/15/2021	57,000	55,019
Newfield Exploration Co., 5.75%, 1/30/2022	102,000	106,590
NGPL PipeCo LLC, 144A, 4.375%, 8/15/2022	145,000	144,094
Oasis Petroleum, Inc., 6.5%, 11/1/2021	90,000	91,350
Peabody Energy Corp., 144A, 6.0%, 3/31/2022	70,000	71,400
Precision Drilling Corp., 6.5%, 12/15/2021	40,000	40,300
Range Resources Corp., 5.0%, 8/15/2022	103,000	99,652
Southwestern Energy Co., 4.1%, 3/15/2022	185,000	177,137
Sunoco LP, 144A, 4.875%, 1/15/2023	60,000	57,825
Weatherford International Ltd., 7.75%, 6/15/2021	45,000	41,963
Whiting Petroleum Corp., 5.75%, 3/15/2021	73,000	73,729
WPX Energy, Inc., 6.0%, 1/15/2022	71,000	72,953

		1,801,911

Financials 4.5%
CIT Group, Inc., 5.0%, 8/15/2022	385,000	394,144
CNO Financial Group, Inc., 4.5%, 5/30/2020	50,000	50,313
Navient Corp.:
6.625%, 7/26/2021	9,000	9,349
7.25%, 1/25/2022	210,000	221,812

		675,618

Health Care 6.3%
HCA, Inc., 7.5%, 2/15/2022	194,000	213,157
LifePoint Health, Inc., 5.5%, 12/1/2021	91,000	91,910
Tenet Healthcare Corp.:
4.375%, 10/1/2021	59,000	57,968
6.0%, 10/1/2020	150,000	155,063
144A, 7.5%, 1/1/2022	79,000	83,246
Teva Pharmaceutical Finance Netherlands III BV, 2.2%, 7/21/2021	122,000	109,861
Universal Health Services, Inc., 144A, 4.75%, 8/1/2022	55,000	55,860
Valeant Pharmaceuticals International, Inc., 144A, 5.625%, 12/1/2021	180,000	171,900

		938,965

The accompanying notes are an integral part of the financial statements.

Deutsche Short Duration High Income Fund	7

	Principal Amount ($)	Value ($)
Industrials 5.4%
ADT Corp., 6.25%, 10/15/2021	182,000	189,735
Bombardier, Inc.:
144A, 5.75%, 3/15/2022	12,000	11,895
144A, 7.75%, 3/15/2020	110,000	117,287
144A, 8.75%, 12/1/2021	95,000	104,144
DAE Funding LLC, 144A, 4.5%, 8/1/2022	12,000	11,385
GFL Environmental, Inc., 144A, 5.375%, 3/1/2023	40,000	39,300
IHO Verwaltungs GmbH, 144A, 4.125%, 9/15/2021	200,000	196,000
Masonite International Corp., 144A, 5.625%, 3/15/2023	20,000	20,575
Park Aerospace Holdings Ltd., 144A, 5.25%, 8/15/2022	50,000	48,985
TransDigm, Inc., 5.5%, 10/15/2020	70,000	70,438

		809,744

Information Technology 3.2%
First Data Corp., 144A, 7.0%, 12/1/2023	225,000	236,182
NCR Corp., 5.0%, 7/15/2022	135,000	135,000
Netflix, Inc., 5.5%, 2/15/2022	105,000	108,938

		480,120

Materials 8.7%
AK Steel Corp., 7.5%, 7/15/2023	75,000	79,125
Ardagh Packaging Finance PLC, 144A, 4.25%, 9/15/2022	232,000	230,840
Ashland LLC, 4.75%, 8/15/2022	100,000	101,500
BWAY Holding Co., 144A, 5.5%, 4/15/2024	85,000	85,531
CF Industries, Inc., 7.125%, 5/1/2020	30,000	32,025
Freeport-McMoRan, Inc., 3.55%, 3/1/2022	245,000	237,037
Graphic Packaging International LLC, 4.75%, 4/15/2021	75,000	76,223
Greif, Inc., 7.75%, 8/1/2019	50,000	52,375
Hudbay Minerals, Inc., 144A, 7.25%, 1/15/2023	106,000	109,975
Huntsman International LLC, 4.875%, 11/15/2020	65,000	66,219
Teck Resources Ltd., 3.75%, 2/1/2023	100,000	96,120
United States Steel Corp., 7.375%, 4/1/2020	125,000	132,812

		1,299,782

Real Estate 0.9%
SBA Communications Corp., 144A, (REIT), 4.0%, 10/1/2022	102,000	97,665
Starwood Property Trust, Inc., 144A, (REIT), 3.625%, 2/1/2021	35,000	34,388

		132,053

The accompanying notes are an integral part of the financial statements.

8	Deutsche Short Duration High Income Fund

	Principal Amount ($)	Value ($)
Telecommunication Services 6.1%
CenturyLink, Inc.:
Series V, 5.625%, 4/1/2020	167,000	168,252
Series T, 5.8%, 3/15/2022	260,000	253,825
Series S, 6.45%, 6/15/2021	27,000	27,540
Frontier Communications Corp., 7.125%, 3/15/2019	57,000	56,929
Intelsat Jackson Holdings SA, 144A, 9.5%, 9/30/2022	50,000	57,000
Level 3 Parent LLC, 5.75%, 12/1/2022	74,000	73,815
Sprint Communications, Inc.:
6.0%, 11/15/2022	30,000	29,438
7.0%, 8/15/2020	28,000	29,120
Sprint Corp., 7.25%, 9/15/2021	136,000	140,590
T-Mobile U.S.A., Inc., 6.5%, 1/15/2024	65,000	68,087

		904,596

Utilities 0.8%
AES Corp., 4.0%, 3/15/2021	35,000	35,131
NRG Energy, Inc., 6.25%, 7/15/2022	80,000	82,376

		117,507
Total Corporate Bonds (Cost $10,603,136)		10,375,622

Loan Participations and Assignments 26.6%
Senior Loans*
Consumer Discretionary 4.6%
1011778 B.C. Unlimited Liability Co., Term Loan B3,
3-month USD-LIBOR + 2.25%, 4.552%, 2/16/2024	39,033	39,106
1-month USD-LIBOR + 2.25%, 4.127%, 2/16/2024	60,463	60,577
Caesars Resort Collection LLC, First Lien Term Loan B, 1-month USD LIBOR + 2.750%, 4.627%, 12/22/2024	99,750	100,526
Charter Communications Operating LLC, Term Loan B, 1-month USD LIBOR + 2.000%, 3.88%, 4/30/2025	199,500	200,466
Crown Finance U.S., Inc., Term Loan, 1-month USD LIBOR + 2.500%, 4.377%, 2/28/2025	81,566	81,555
Hilton Worldwide Finance LLC, Term Loan B2, 1-month USD LIBOR + 2.000%, 3.872%, 10/25/2023	99,497	100,134
Nielsen Finance LLC, Term Loan B4, 1-month USD LIBOR + 2.000%, 3.718%, 10/4/2023	99,749	100,159

		682,523

Consumer Staples 3.5%
Aramark Services, Inc., Term Loan B, 1-month USD LIBOR + 2.000%, 3.877%, 3/28/2024	100,000	100,782
JBS U.S.A. LLC, Term Loan B, 3-month USD LIBOR + 2.500%, 4.678%, 10/30/2022	224,433	224,083

The accompanying notes are an integral part of the financial statements.

Deutsche Short Duration High Income Fund	9

	Principal Amount ($)	Value ($)
Post Holdings, Inc., Term Loan, 1-month USD LIBOR + 2.000%, 3.88%, 5/24/2024	99,499	99,785
U.S. Foods, Inc., Term Loan B, 1-month USD LIBOR + 2.500%, 4.377%, 6/27/2023	99,494	100,268

		524,918

Energy 3.9%
Chesapeake Energy Corp., Term Loan, 3-month USD LIBOR + 7.500%, 9.444%, 8/23/2021	275,000	292,531
Energy Transfer Equity LP, Term Loan B, 1-month USD LIBOR + 2.000%, 3.854%, 2/2/2024	290,000	289,791

		582,322

Financials 1.3%
Avolon TLB Borrower 1 (Luxembourg) Sarl, Term Loan B2, 1-month USD LIBOR + 2.250%, 4.072%, 4/3/2022	99,499	99,659
SBA Senior Finance II LLC, Term Loan B2, 1-week USD LIBOR + 2.250%, 3.99%, 6/10/2022	99,489	99,821

		199,480

Health Care 2.0%
HCA, Inc., Term Loan B10, 1-month USD LIBOR + 2.000%, 3.877%, 3/7/2025	110,132	111,104
Quintiles IMS, Inc., Term Loan B2, 3-month USD LIBOR + 2.000%, 4.302%, 1/17/2025	99,500	100,110
Valeant Pharmaceuticals International, Inc., Term Loan B, 1-month USD LIBOR + 3.500%, 5.24%, 4/1/2022	86,767	87,780

		298,994

Industrials 2.0%
American Airlines, Inc., Term Loan, 1-month USD LIBOR + 2.000%, 3.777%, 12/14/2023	100,000	100,188
HB Fuller Co., Term Loan B, 1-month USD LIBOR + 2.250%, 4.072%, 10/20/2024	99,500	100,103
XPO Logistics, Inc., Term Loan B, 3-month USD LIBOR + 2.000%, 3.92%, 2/24/2025	97,549	98,019

		298,310

Information Technology 3.4%
Change Healthcare Holdings, Inc., Term Loan B, 1-month USD LIBOR + 2.750%, 4.627%, 3/1/2024	99,498	99,852
Dell, Inc., First Lien Term Loan, 1-month USD LIBOR + 2.000%, 3.88%, 9/7/2023	299,250	299,872
First Data Corp., Term Loan, 1-month USD LIBOR + 2.250%, 4.122%, 4/26/2024	100,000	100,257

		499,981

The accompanying notes are an integral part of the financial statements.

10	Deutsche Short Duration High Income Fund

	Principal Amount ($)	Value ($)
Materials 2.0%
Berry Global, Inc.:
Term Loan Q, 1-month USD LIBOR + 2.000%, 3.740%, 10/1/2022	39,200	39,431
Term Loan Q, 1-month USD LIBOR + 2.000%, 3.877%, 10/1/2022	60,800	61,158
Ineos U.S. Finance LLC, Term Loan B, 1-month USD LIBOR + 2.000%, 3.877%, 3/31/2024	99,750	100,161
Reynolds Group Holdings, Inc., Term Loan, 1-month USD LIBOR + 2.750%, 4.627%, 2/5/2023	99,496	100,105

		300,855

Telecommunication Services 1.9%
Sprint Communications, Inc., First Lien Term Loan B, 1-month USD LIBOR + 2.500%, 4.438%, 2/2/2024	174,309	174,545
Zayo Group LLC, Term Loan, 1-month USD LIBOR + 2.250%, 4.127%, 1/19/2024	100,000	100,608

		275,153

Utilities 2.0%
Calpine Corp., Term Loan B5, 3-month USD LIBOR + 2.500%, 4.81%, 1/15/2024	99,489	99,881
Dynegy, Inc., Term Loan C2, 1-month USD LIBOR + 2.750%, 4.604%, 2/7/2024	100,000	100,712
NRG Energy, Inc., Term Loan B, 3-month USD LIBOR + 1.750%, 4.052%, 6/30/2023	99,494	99,742

		300,335
Total Loan Participations and Assignments (Cost $3,961,670)		3,962,871

	Shares	Value ($)
Cash Equivalents 1.5%
Deutsche Central Cash Management Government Fund, 1.65% (a) (Cost $228,647)	228,647	228,647

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $14,793,453)	97.7	14,567,140
Other Assets and Liabilities, Net	2.3	350,520

Net Assets	100.0	14,917,660

The accompanying notes are an integral part of the financial statements.

Deutsche Short Duration High Income Fund	11

A summary of the Fund’s transactions with affiliated Underlying Deutsche Funds during the period ended March 31, 2018 are as follows:

Value ($) at 9/30/2017	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of shares at 3/31/2018	Value ($) at 3/31/2018
Cash Equivalents 3.3%
Deutsche Central Cash Management Government Fund, 1.64% (a)
—	20,362,323	20,133,676	—	—	9,729	—	228,647	228,647
—	20,362,323	20,133,676	—	—	9,729	—	228,647	228,647

*	Senior loans in the Fund’s portfolio generally are subject to mandatory and/or optional payment. As a result, the actual remaining maturity of senior loans in the Fund’s portfolio may be substantially less than the stated maturities shown in this report. Senior loans pay interest at a rate which may be fixed or may vary based on a published reference rate and spread and are shown at their current rate as of March 31, 2018.

(a)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

LIBOR: London Interbank Offered Rate

REIT: Real Estate Investment Trust

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2018 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments,

please refer to the Security Valuation section of Note A in the accompanying Notes to

Financial Statements.

Assets	Level 1	Level 2	Level 3	Total
Fixed Income Investments (b)
Corporate Bonds	$—	$10,375,622	$—	$10,375,622
Loan Participations and Assignments	—	3,962,871	—	3,962,871
Short-Term Investments	228,647	—	—	228,647
Total	$228,647	$14,338,493	$—	$14,567,140

There have been no transfers between fair value measurement levels during the period ended March 31, 2018.

(b)	See Investment Portfolio for additional detailed categorizations.

The accompanying notes are an integral part of the financial statements.

12	Deutsche Short Duration High Income Fund

Statement of Assets and Liabilities

as of March 31, 2018 (Unaudited)

Assets
Investments in non-affiliated securities, at value (cost $14,564,806)	$14,338,493
Investment in Deutsche Central Cash Management Government Fund (cost $228,647)	228,647
Cash	15,032
Receivable for investments sold	309,585
Interest receivable	162,901
Due From Advisor	8,048
Total assets	15,062,706

Liabilities
Payable for investments purchased	83,550
Accrued Trustees’ fees	727
Other accrued expenses and payables	60,769
Total liabilities	145,046
Net assets, at value	$14,917,660

Net Assets Consist of
Distribution in excess of net investment income	(9,875)
Net unrealized appreciation (depreciation) on investments	(226,313)
Accumulated net realized gain (loss)	(17,811)
Paid-in capital	15,171,659
Net assets, at value	$14,917,660

The accompanying notes are an integral part of the financial statements.

Deutsche Short Duration High Income Fund	13

Statement of Assets and Liabilities as of March 31, 2018 (Unaudited) (continued)

Net Asset Value

Class A
Net Asset Value and redemption price per share ($99,293 ÷ 10,098 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$9.83
Maximum offering price per share (100 ÷ 97.25 of $9.83)	$10.11
Class R6
Net Asset Value, offering and redemption price per share ($99,352 ÷ 10,105 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$9.83
Class S
Net Asset Value, offering and redemption price per share ($114,223 ÷ 11,618 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$9.83
Institutional Class
Net Asset Value, offering and redemption price per share ($14,604,792 ÷ 1,485,496 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$9.83

The accompanying notes are an integral part of the financial statements.

14	Deutsche Short Duration High Income Fund

Statement of Operations

for the period from December 18, 2017 (commencement of operations) to March 31, 2018 (Unaudited)

Investment Income
Income:
Interest	$162,436
Income distributions — Deutsche Central Cash Management Government Fund	9,729
Total income	172,165
Expenses:
Management fee	16,882
Administration fee	4,220
Services to shareholders	1,089
Service fee	42
Custodian fee	11,536
Professional fees	23,634
Reports to shareholders	10,815
Registration fees	20,362
Trustees’ fees and expenses	2,085
Other	1,079
Total expenses before expense reductions	91,744
Expense reductions	(66,362)
Total expenses after expense reductions	25,382
Net investment income	146,783

Realized and Unrealized Gain (Loss)
Net realized gain (loss) from investments	(17,811)
Change in net unrealized appreciation (depreciation) on investments	(226,313)
Net gain (loss)	(244,124)
Net increase (decrease) in net assets resulting from operations	$(97,341)

The accompanying notes are an integral part of the financial statements.

Deutsche Short Duration High Income Fund	15

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Period Ended March 31, 2018 (Unaudited)*

Operations:
Net investment income	$146,783
Net realized gain (loss)	(17,811)
Change in net unrealized appreciation (depreciation)	(226,313)
Net increase (decrease) in net assets resulting from operations	(97,341)
Distributions to shareholders from:
Net investment income:
Class A	(972)
Class R6	(1,044)
Class S	(1,182)
Institutional Class	(153,460)
Total distributions	(156,658)
Fund share transactions:
Proceeds from shares sold	15,001
Reinvestment of distributions	156,658
Net increase (decrease) in net assets from Fund share transactions	171,659
Increase (decrease) in net assets	(82,340)
Net assets at beginning of period (initial capital)	15,000,000
Net assets at end of period (including distribution in excess of net investment income of $9,875)	$14,917,660

*	For the period from December 18, 2017 (commencement of operations) to March 31, 2018.

The accompanying notes are an integral part of the financial statements.

16	Deutsche Short Duration High Income Fund

Financial Highlights

	Period Ended 3/31/18
Class A	(Unaudited)[a]

Selected Per Share Data
Net asset value, beginning of period	$10.00
Income (loss) from investment operations:
Net investment income[b]	.09
Net realized and unrealized gain (loss)	(.16)
Total from investment operations	(.07)
Less distributions from:
Net investment income	(.10)
Net asset value, end of period	$9.83
Total Return (%)[c,d]	(.73	)**

Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	.10
Ratio of expenses before expense reductions (%)	2.38	*
Ratio of expenses after expense reductions (%)	.81	*
Ratio of net investment income (%)	3.27	*
Portfolio turnover rate (%)	22	**

[a]	For the period from December 18, 2017 (commencement of operations) to March 31, 2018.

[b]	Based on average shares outstanding during the period.

[c]	Total return does not reflect the effect of any sales charges.

[d]	Total return would have been lower had certain expenses not been reduced.

*	Annualized

**	Not annualized

Deutsche Short Duration High Income Fund	17

	Period Ended 3/31/18
Class R6	(Unaudited)[a]

Selected Per Share Data
Net asset value, beginning of period	$10.00
Income (loss) from investment operations:
Net investment income[b]	.10
Net realized and unrealized gain (loss)	(.17)
Total from investment operations	(.07)
Less distributions from:
Net investment income	(.10)
Net asset value, end of period	$9.83
Total Return (%)[c]	(.66	)**

Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	.10
Ratio of expenses before expense reductions (%)	2.22	*
Ratio of expenses after expense reductions (%)	.60	*
Ratio of net investment income (%)	3.48	*
Portfolio turnover rate (%)	22	**

[a]	For the period from December 18, 2017 (commencement of operations) to March 31, 2018.

[b]	Based on average shares outstanding during the period.

[c]	Total return would have been lower had certain expenses not been reduced.

*	Annualized

**	Not annualized

18	Deutsche Short Duration High Income Fund

	Period Ended 3/31/18
Class S	(Unaudited)[a]

Selected Per Share Data
Net asset value, beginning of period	$10.00
Income (loss) from investment operations:
Net investment income[b]	.10
Net realized and unrealized gain (loss)	(.17)
Total from investment operations	(.07)
Less distributions from:
Net investment income	(.10)
Net asset value, end of period	$9.83
Total Return (%)[c]	(.66	)**

Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	.11
Ratio of expenses before expense reductions (%)	2.25	*
Ratio of expenses after expense reductions (%)	.60	*
Ratio of net investment income (%)	3.50	*
Portfolio turnover rate (%)	22	**

[a]	For the period from December 18, 2017 (commencement of operations) to March 31, 2018.

[b]	Based on average shares outstanding during the period.

[c]	Total return would have been lower had certain expenses not been reduced.

*	Annualized

**	Not annualized

Deutsche Short Duration High Income Fund	19

	Period Ended 3/31/18
Institutional Class	(Unaudited)[a]

Selected Per Share Data
Net asset value, beginning of period	$10.00
Income (loss) from investment operations:
Net investment income[b]	.10
Net realized and unrealized gain (loss)	(.17)
Total from investment operations	(.07)
Less distributions from:
Net investment income	(.10)
Net asset value, end of period	$9.83
Total Return (%)[c]	(.66	)**

Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	15
Ratio of expenses before expense reductions (%)	2.17	*
Ratio of expenses after expense reductions (%)	.60	*
Ratio of net investment income (%)	3.48	*
Portfolio turnover rate (%)	22	**

[a]	For the period from December 18, 2017 (commencement of operations) to March 31, 2018.

[b]	Based on average shares outstanding during the period.

[c]	Total return would have been lower had certain expenses not been reduced.

*	Annualized

**	Not annualized

20	Deutsche Short Duration High Income Fund

Notes to Financial Statements	(Unaudited)

A. Organization and Significant Accounting Policies

Deutsche Short Duration High Income Fund (the “Fund”) is a diversified series of Deutsche Income Trust (the “Trust”), which is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end investment management company organized as a Massachusetts business trust.

The Fund offers multiple classes of shares which provide investors with different purchase options. Class A shares are subject to an initial sales charge. Class R6 shares are not subject to initial or contingent deferred sales charges and are generally available only to certain retirement plans. Class S shares are not subject to initial or contingent deferred sales charges and are only available to a limited group of investors. Institutional Class shares are not subject to initial or contingent deferred sales charges and are generally available only to qualified institutions.

Investment income, realized and unrealized gains and losses, and certain fund-level expenses and expense reductions, if any, are borne pro rata on the basis of relative net assets by the holders of all classes of shares, except that each class bears certain expenses unique to that class such as distribution and service fees, services to shareholders and certain other class-specific expenses. Differences in class-level expenses may result in payment of different per share dividends by class. All shares of the Fund have equal rights with respect to voting subject to class-specific arrangements.

The Fund’s financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) which require the use of management estimates. Actual results could differ from those estimates. The Fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of U.S. GAAP. The policies described below are followed consistently by the Fund in the preparation of its financial statements.

Security Valuation. Investments are stated at value determined as of the close of regular trading on the New York Stock Exchange on each day the exchange is open for trading.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own

Deutsche Short Duration High Income Fund	21

assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Debt securities and senior loans are valued at prices supplied by independent pricing services approved by the Fund’s Board. If the pricing services are unable to provide valuations, securities are valued at the most recent bid quotation or evaluated price, as applicable, obtained from one or more broker-dealers. Such services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. These securities are generally categorized as Level 2.

Investments in open-end investment companies are valued at their net asset value each business day and are categorized as Level 1.

Securities and other assets for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued in a manner that is intended to reflect their fair value as determined in accordance with procedures approved by the Board and are generally categorized as Level 3. In accordance with the Fund’s valuation procedures, factors considered in determining value may include, but are not limited to, the type of the security; the size of the holding; the initial cost of the security; the existence of any contractual restrictions on the security’s disposition; the price and extent of public trading in similar securities of the issuer or of comparable companies; quotations or evaluated prices from broker-dealers and/or pricing services; information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities); an analysis of the company’s or issuer’s financial statements; an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold; and with respect to debt securities, the maturity, coupon, creditworthiness, currency denomination, and the movement of the market in which the security is normally traded. The value determined under these procedures may differ from published values for the same securities.

Disclosure about the classification of fair value measurements is included in a table following the Fund’s Investment Portfolio.

When-Issued/Delayed Delivery Securities. The Fund may purchase or sell securities with delivery or payment to occur at a later date beyond the normal settlement period. At the time the Fund enters into a commitment to purchase or sell a security, the transaction is recorded and the value of the transaction is reflected in the net asset value. The price of such security and the date when the security will be delivered and paid for are

22	Deutsche Short Duration High Income Fund

fixed at the time the transaction is negotiated. The value of the security may vary with market fluctuations. At the time the Fund enters into a purchase transaction it is required to segregate cash or other liquid assets at least equal to the amount of the commitment. Additionally, the Fund may be required to post securities and/or cash collateral in accordance with the terms of the commitment.

Certain risks may arise upon entering into when-issued or delayed delivery transactions from the potential inability of counterparties to meet the terms of their contracts or if the issuer does not issue the securities due to political, economic, or other factors. Additionally, losses may arise due to changes in the value of the underlying securities.

Federal Income Taxes. The Fund’s policy is to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies, and to distribute all of its taxable income to its shareholders.

The Fund has reviewed the tax positions for the open tax period as of March 31, 2018 and has determined that no provision for income tax and/or uncertain tax provisions is required in the Fund’s financial statements.

Distribution of Income and Gains. Distributions from net investment income of the Fund are declared and distributed to shareholders monthly. Net realized gains from investment transactions, in excess of available capital loss carryforwards, would be taxable to the Fund if not distributed, and, therefore, will be distributed to shareholders at least annually. The Fund may also make additional distributions for tax purposes if necessary.

The timing and characterization of certain income and capital gain distributions are determined annually in accordance with federal tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences primarily relate to premium amortization on debt securities and certain securities sold at a loss. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. Accordingly, the Fund may periodically make reclassifications among certain of its capital accounts without impacting the net asset value of the Fund.

The tax character of current year distributions will be determined at the end of the current fiscal year.

Expenses. Expenses of the Trust arising in connection with a specific fund are allocated to that fund. Other Trust expenses which cannot be directly attributed to a fund are apportioned among the funds in the Trust based upon the relative net assets or other appropriate measures.

Deutsche Short Duration High Income Fund	23

Contingencies. In the normal course of business, the Fund may enter into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet been made. However, based on experience, the Fund expects the risk of loss to be remote.

Other. Investment transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. Realized gains and losses from investment transactions are recorded on an identified cost basis. Proceeds from litigation payments, if any, are included in net realized gain (loss) from investments. All premiums and discounts are amortized/accreted for financial reporting purposes, with the exception of securities in default of principal.

B. Purchases and Sales of Securities

During the period from December 18, 2017 (commencement of operations) to March 31, 2018, purchases and sales of investment securities (excluding short-term investments) aggregated $17,704,555 and $3,094,790, respectively.

C. Related Parties

Management Agreement. Under the Investment Management Agreement with Deutsche Investment Management Americas Inc. (“DIMA” or the “Advisor”), an indirect, wholly owned subsidiary of DWS Group Gmbh & Co. KGaA (“DWS Group”), the Advisor directs the investments of the Fund in accordance with its investment objectives, policies and restrictions. The Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by the Fund.

Under the Investment Management Agreement with the Advisor, the Fund pays a monthly management fee based on the Fund’s average daily net assets, computed and accrued daily and payable monthly, at the annual rate of 0.40%.

For the period from December 18, 2017 (commencement of operations) to December 17, 2018, the Advisor has contractually agreed to waive its fees and/or reimburse certain operating expenses of the Fund to the extent necessary to maintain the total annual operating expenses

24	Deutsche Short Duration High Income Fund

(excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest) as follows:

Class A	.85%
Class R6	.60%
Class S	.60%
Institutional Class	.60%

For the period from December 18, 2017 (commencement of operations) to March 31, 2018, fees waived and/or expenses reimbursed for each class are as follows:

Class A	$441
Class R6	456
Class S	519
Institutional Class	64,946
$66,362

Administration Fee. Pursuant to an Administrative Services Agreement, DIMA provides most administrative services to the Fund. For all services provided under the Administrative Services Agreement, the Fund pays the Advisor an annual fee (“Administration Fee”) of 0.10% of the Fund’s average daily net assets, computed and accrued daily and payable monthly. For the period from December 18, 2017 (commencement of operations) to March 31, 2018, the Administration Fee was $4,220, of which $1,267 is unpaid.

Service Provider Fees. DWS Service Company (“DSC”), an affiliate of the Advisor, is the transfer agent, dividend-paying agent and shareholder service agent for the Fund. Pursuant to a sub-transfer agency agreement between DSC and DST Systems, Inc. (“DST”), DSC has delegated certain transfer agent, dividend-paying agent and shareholder service agent functions to DST. DSC compensates DST out of the shareholder servicing fee it receives from the Fund. For the period from December 18, 2017 (commencement of operations) to March 31, 2018, the amounts charged to the Fund by DSC were as follows:

Services to Shareholders	Total Aggregated	Unpaid at March 31, 2018
Class A	$18	$7
Class R6	15	6
Class S	26	11
Institutional Class	100	61
	$159	$85

Deutsche Short Duration High Income Fund	25

Service Fees. DWS Distributors, Inc. (“DDI”), an affiliate of the Advisor, provides information and administrative services for a fee (“Service Fee”) at an annual rate of up to 0.25% of average daily net assets for Class A. DDI in turn has various agreements with financial services firms that provide these services and pay these fees based upon the assets of shareholder accounts the firms service. For the period from December 18, 2017 (commencement of operations) to March 31, 2018, the Service Fee was as follows:

Service Fee	Total Aggregated	Unpaid at March 31, 2018	Annualized Rate
Class A	$42	$36	.15%

Underwriting Agreement and Contingent Deferred Sales Charge. DDI is the principal underwriter for the Fund. There were no underwriting commissions paid in connection with the distribution of Class A shares for the period from December 18, 2017 (commencement of operations) to March 31, 2018.

In addition, a deferred sales charge of up to 0.50% is assessed on certain redemptions of Class A shares. There were no deferred sales charge for Class A shares for the period from December 18, 2017 (commencement of operations) to March 31, 2018.

Typesetting and Filing Service Fees. Under an agreement with DIMA, DIMA is compensated for providing certain pre-press and regulatory filing services to the Fund. For the period from December 18, 2017 (commencement of operations) to March 31, 2018, the amount charged to the Fund by DIMA included in the Statement of Operations under “Reports to shareholders” aggregated $6,283, all of which is unpaid.

Trustees’ Fees and Expenses. The Fund paid retainer fees to each Trustee not affiliated with the Advisor, plus specified amounts to the Board Chairperson and Vice Chairperson and to each committee Chairperson.

Affiliated Cash Management Vehicles. The Fund may invest uninvested cash balances in Deutsche Central Cash Management Government Fund and Deutsche Variable NAV Money Fund, affiliated money market funds which are managed by the Advisor. Each affiliated money market fund is managed in accordance with Rule 2a-7 under the 1940 Act, which governs the quality, maturity, diversity and liquidity of instruments in which a money market fund may invest. Deutsche Central Cash Management Government Fund seeks to maintain a stable net asset value, and Deutsche Variable NAV Money Fund maintains a floating net asset value. The Fund indirectly bears its proportionate share of the expenses of each affiliated money market fund in which it invests. Deutsche Central Cash Management Government Fund does not pay the Advisor an investment management fee. To the extent that Deutsche

26	Deutsche Short Duration High Income Fund

Variable NAV Money Fund pays an investment management fee to the Advisor, the Advisor will waive an amount of the investment management fee payable to the Advisor by the Fund equal to the amount of the investment management fee payable on the Fund’s assets invested in Deutsche Variable NAV Money Fund.

D. Investing in High-Yield Debt Securities

High-yield debt securities or junk bonds are generally regarded as speculative with respect to the issuer’s continuing ability to meet principal and interest payments. The Fund’s performance could be hurt if an issuer of a debt security suffers an adverse change in financial condition that results in the issuer not making timely payments of interest or principal, a security downgrade or an inability to meet a financial obligation. High-yield debt securities’ total return and yield may generally be expected to fluctuate more than the total return and yield of investment-grade debt securities. A real or perceived economic downturn or an increase in market interest rates could cause a decline in the value of high-yield debt securities, result in increased redemptions and/or result in increased portfolio turnover, which could result in a decline in net asset value of the fund, reduce liquidity for certain investments and/or increase costs. High-yield debt securities are often thinly traded and can be more difficult to sell and value accurately than investment-grade debt securities as there may be no established secondary market. Investments in high yield debt securities could increase liquidity risk for the fund. In addition, the market for high-yield debt securities can experience sudden and sharp volatility which is generally associated more with investments in stocks.

E. Line of Credit

The Fund and other affiliated funds (the “Participants”) share in a $400 million revolving credit facility provided by a syndication of banks. The Fund may borrow for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee, which is allocated based on net assets, among each of the Participants. Interest is calculated at a rate per annum equal to the sum of the Federal Funds Rate plus 1.25 percent plus if the one-month LIBOR exceeds the Federal Funds Rate, the amount of such excess. The Fund may borrow up to a maximum of 33 percent of its net assets under the agreement. The Fund had no outstanding loans at March 31, 2018.

Deutsche Short Duration High Income Fund	27

F. Fund Share Transactions

The following table summarizes share and dollar activity in the Fund:

	Period Ended March 31, 2018*
	Shares	Dollars

Shares sold
Class S	1,499	$15,001
		$15,001

Shares issued to shareholders in reinvestment of distributions
Class A	98	$972
Class R6	105	1,044
Class S	119	1,182
Institutional Class	15,496	153,460
		$156,658

Net increase (decrease)
Class A	98	$972
Class R6	105	1,044
Class S	1,618	16,183
Institutional Class	15,496	153,460
		$171,659

Initial capital
Class A	10,000	$100,000
Class R6	10,000	100,000
Class S	10,000	100,000
Institutional Class	1,470,000	14,700,000
		$15,000,000

*	For the period from December 18, 2017 (commencement of operations) to March 31, 2018.

G. Name Changes

In connection with adoption of the DWS brand, effective on or about July 2, 2018, Deutsche Investment Management Americas Inc., the Advisor, will be renamed to DWS Investment Management Americas, Inc. In addition, the “Deutsche Funds” will become known as the “DWS Funds.” As a result, Deutsche Short Duration High Income Fund will be renamed DWS Short Duration High Income Fund.

28	Deutsche Short Duration High Income Fund

Information About Your Fund’s Expenses

As an investor of the Fund, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Fund expenses. Examples of transaction costs include sales charges (loads) and account maintenance fees, which are not shown in this section. The following tables are intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. In the most recent six-month period, the Fund limited these expenses; had it not done so, expenses would have been higher. The example in the table is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 18, 2017 to March 31, 2018).

The tables illustrate your Fund’s expenses in two ways:

–	Actual Fund Return. This helps you estimate the actual dollar amount of ongoing expenses (but not transaction costs) paid on a $1,000 investment in the Fund using the Fund’s actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Expenses Paid per $1,000” line under the share class you hold.

–	Hypothetical 5% Fund Return. This helps you to compare your Fund’s ongoing expenses (but not transaction costs) with those of other mutual funds using the Fund’s actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs. The “Expenses Paid per $1,000” line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expense of owning different funds. Subject to certain exceptions, an account maintenance fee of $20.00 assessed once per calendar year for Classes A and S shares may apply for accounts with balances less than $10,000. This fee is not included in these tables. If it was, the estimate of expenses paid for Classes A and S shares during the period would be higher, and account value during the period would be lower, by this amount.

Deutsche Short Duration High Income Fund	29

Expenses and Value of a $1,000 Investment for the period ended March 31, 2018 (Unaudited)

Actual Fund Return*	Class A	Class R6	Class S	Institutional Class
Beginning Account Value 12/18/17	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 3/31/18	$992.70	$993.40	$993.40	$993.40
Expenses Paid per $1,000**	$2.30	$1.70	$1.70	$1.70

*	For the period from December 18, 2017 (commencement of operations) to March 31, 2018.

**	Expenses are equal to the Fund’s annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by 104 (the number of days since December 18, 2017, the commencement of the Fund), then divided by 365.

Hypothetical 5% Fund Return	Class A	Class R6	Class S	Institutional Class
Beginning Account Value 10/1/17	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 3/31/18	$1,020.89	$1,021.94	$1,021.94	$1,021.94
Expenses Paid per $1,000***	$4.08	$3.02	$3.02	$3.02

***	Expenses (hypothetical expenses if the Fund had been in existence from 10/1/17) are equal to the Fund’s annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by 182 (the number of days in the most recent six-month period), then divided by 365.

Annualized Expense Ratios	Class A	Class R6	Class S	Institutional Class
Deutsche Short Duration High Income Fund	.81%	.60%	.60%	.60%

For more information, please refer to the Fund’s prospectus.

For an analysis of the fees associated with an investment in the Fund or similar funds, please refer to http://apps.finra.org/fundanalyzer/1/fa.aspx.

30	Deutsche Short Duration High Income Fund

Advisory Agreement Board Considerations and Fee Evaluation

The Board of Trustees (hereinafter referred to as the “Board” or “Trustees”) approved the Deutsche Short Duration High Income Fund’s (the “Fund”) investment management agreement (the “Agreement”) with Deutsche Investment Management Americas Inc. (“DIMA”) in September 2017.

In terms of the process that the Board followed prior to approving the Agreement, shareholders should know that:

–	In September 2017, all of the Fund’s Trustees were independent of DIMA and its affiliates (the “Independent Trustees”).

–	The Board meets frequently to discuss fund matters. The Independent Trustees met privately with counsel to discuss the Agreement and other matters relating to the Fund. The Independent Trustees were also advised by a fee consultant retained by the Independent Trustees (the “Fee Consultant”) in the course of their review of the Agreement and considered a report prepared by the Fee Consultant in connection with their deliberations.

In determining to approve the Agreement, the Board considered factors discussed below, among others. The Board noted that DIMA is part of Deutsche Bank AG’s (“Deutsche Bank”) Asset Management (“Deutsche AM”) division. Deutsche AM is a global asset management business that offers a wide range of investing expertise and resources, including research capabilities in many countries throughout the world.

Nature, Quality and Extent of Services. The Board considered the terms of the Agreement, including the scope of advisory services to be provided under the Agreement. The Board noted that, under the Agreement, DIMA will provide portfolio management services to the Fund and that, pursuant to a separate administrative services agreement, DIMA will provide administrative services to the Fund. The Board considered the experience and skills of senior management and investment personnel and the resources made available to such personnel. Because the Fund had not yet commenced operations, no information relating to the Fund’s past performance could be considered by the Board. On the basis of this evaluation, the Board concluded that the nature, quality and extent of services are expected to be satisfactory.

Fees and Expenses. The Board considered the Fund’s proposed investment management fee schedule, estimated operating expenses and estimated total expense ratios, and comparative information provided by Broadridge Financial Solutions, Inc. (“Broadridge”) and DIMA. The

Deutsche Short Duration High Income Fund	31

Board noted that DIMA proposed to cap expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest expenses) at 0.85% of average net assets of Class A and Class T shares and at 0.60% of average net assets of Class S, Institutional Class and Class R6 shares for a one year period following the Fund’s commencement of operations. The Board considered the Fund’s management fee rate as compared to fees charged by DIMA to comparable Deutsche U.S. registered funds (“Deutsche Funds”) and considered differences between the Fund and the comparable Deutsche Funds. On the basis of the information provided, including the report provided by the Fee Consultant, the Board concluded that the proposed management fees were reasonable and appropriate in light of the nature, quality and extent of services to be provided by DIMA.

Profitability. The Board considered DIMA’s estimates of its pre-tax profitability from managing the Fund during the first year of operations. Based on the information provided, the Board concluded the pre-tax profits expected to be realized by DIMA in connection with the management of the Fund were not unreasonable at this time.

Economies of Scale. Given the uncertainty regarding the Fund’s size and related operating costs, the Board deferred evaluation of the economies of scale to a future date. The Board observed that while the Fund’s proposed investment management fee schedule does not include breakpoints, the Board may consider implementation of one or more breakpoints once the Fund reached an efficient operating size.

Other Benefits to DIMA and Its Affiliates. The Board also considered the character and amount of other incidental benefits to be received by DIMA and its affiliates, including any fees to be received by DIMA for administrative services provided to the Fund, any fees to be received by an affiliate of DIMA for transfer agency services provided to the Fund and any fees to be received by an affiliate of DIMA for distribution services. The Board also noted incidental public relations benefits to DIMA related to Deutsche Funds advertising and cross-selling opportunities among DIMA products and services. The Board considered these benefits in reaching its conclusion that the proposed management fees were reasonable.

Compliance. The Board considered the significant attention and resources dedicated by DIMA to documenting and enhancing its compliance processes in recent years. The Board noted in particular (i) the experience, seniority and time commitment of the individuals serving as DIMA’s and the Fund’s chief compliance officers; (ii) the large number of DIMA compliance personnel; and (iii) the substantial commitment of resources by DIMA and its affiliates to compliance matters.

32	Deutsche Short Duration High Income Fund

Based on all of the information considered and the conclusions reached, the Board unanimously determined to approve the Agreement and concluded that the Agreement was in the best interests of the Fund. In making this determination, the Board did not give particular weight to any single factor identified above. It is possible that individual Independent Trustees may have weighed these factors differently in reaching their individual decisions to approve the Agreement.

Deutsche Short Duration High Income Fund	33

Account Management Resources

For More Information

The automated telephone system allows you to access personalized account information and obtain information on other Deutsche funds using either your voice or your telephone keypad. Certain account types within Classes A and S also have the ability to purchase, exchange or redeem shares using this system.

For more information, contact your financial advisor. You may also access our automated telephone system or speak with a Shareholder Service representative by calling:

(800) 728-3337

Web Site

dws.com

View your account transactions and balances, trade shares, monitor your asset allocation, subscribe to fund and account updates by e-mail, and change your address, 24 hours a day.

Obtain prospectuses and applications, news about Deutsche funds, insight from DWS economists and investment specialists and access to Deutsche fund account information.

Written Correspondence	DWS PO Box 219151 Kansas City, MO 64121-9151
Proxy Voting	The Fund’s policies and procedures for voting proxies for portfolio securities and information about how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 are available on our Web site — dws.com/en-us/resources/proxy-voting — or on the SEC’s Web site — sec.gov. To obtain a written copy of the Fund’s policies and procedures without charge, upon request, call us toll free at (800) 728-3337.
Portfolio Holdings	Following the Fund’s fiscal first and third quarter-end, a complete portfolio holdings listing is filed with the SEC on Form N-Q. This form will be available on the SEC’s Web site at sec.gov, and it also may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the SEC’s Public Reference Room may be obtained by calling (800) SEC-0330. The Fund’s portfolio holdings are also posted on dws.com from time to time. Please see the Fund’s current prospectus for more information.
Principal Underwriter	If you have questions, comments or complaints, contact: DWS Distributors, Inc. 222 South Riverside Plaza Chicago, IL 60606-5808 (800) 621-1148

34	Deutsche Short Duration High Income Fund

Investment Management

Deutsche Investment Management Americas Inc. (“DIMA” or the “Advisor”), which is part of DWS Group, is the investment advisor for the Fund. DIMA and its predecessors have more than 90 years of experience managing mutual funds and DIMA provides a full range of investment advisory services to both institutional and retail clients. DIMA is an indirect, wholly owned subsidiary of DWS Group.

DWS Group is a global organization that offers a wide range of investing expertise and resources, including hundreds of portfolio managers and analysts and an office network that reaches the world’s major investment centers. This well-resourced global investment platform brings together a wide variety of experience and investment insight across industries, regions, asset classes and investing styles.

	Class A	Class S	Institutional Class
Nasdaq Symbol	DSHAX	DSHSX	DSHIX
CUSIP Number	25155T 247	25155T 221	25155T 213
Fund Number	1024	2024	1424

For shareholders of Class R6
Automated Information Line	DWS/Ascensus Plan Access (800) 728-3337 24-hour access to your retirement plan account.
Web Site

dws.com

Obtain prospectuses and applications, news about Deutsche funds, insight from DWS economists and investment specialists and access to Deutsche fund account information.

Log in/register to manage retirement account assets at https://www.mykplan.com/participantsecure_net/login.aspx.

For More Information	(800) 728-3337 To speak with a service representative.
Written Correspondence	DWS Service Company 222 South Riverside Plaza Chicago, IL 60606-5806

Class R6
Nasdaq Symbol	DSHRX
CUSIP Number	25155T 239
Fund Number	1624

Deutsche Short Duration High Income Fund	35

Privacy Statement

FACTS	What Does DWS Do With Your Personal Information?
Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share and protect your personal information. Please read this notice carefully to understand what we do.
What?

The types of personal information we collect and share can include:

– Social Security number

– Account balances

– Purchase and transaction history

– Bank account information

– Contact information such as mailing address, e-mail address and telephone number

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information, the reasons DWS chooses to share and whether you can limit this sharing.

Reasons we can share your personal information	Does DWS share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders or legal investigations	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We do not share
For our affiliates’ everyday business purposes — information about your transactions and experiences	No	We do not share
For our affiliates’ everyday business purposes — information about your creditworthiness	No	We do not share
For non-affiliates to market to you	No	We do not share

Questions?	Call (800) 728-3337 or e-mail us at service@dws.com

36	Deutsche Short Duration High Income Fund

Who we are
Who is providing this notice?	DWS Distributors, Inc; Deutsche Investment Management Americas Inc.; Deutsche AM Trust Company; the Deutsche Funds
What we do
How does DWS protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.
How does DWS collect my personal information?

We collect your personal information, for example, when you:

–openan account

– give us your contact information

– provide bank account information for ACH or wire transactions

– tell us where to send money

– seek advice about your investments

Why can’t I limit all sharing?

Federal law gives you the right to limit only

– sharing for affiliates’ everyday business purposes

– information about your creditworthiness

– affiliates from using your information to market to you

– sharing for non-affiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial or non-financial companies. Our affiliates include financial companies with the DWS or Deutsche Bank (“DB”) name, such as DB AG Frankfurt.
Non-affiliates

Companies not related by common ownership or control. They can be financial and non-financial companies.

Non-affiliates we share with include account service providers, service quality monitoring services, mailing service providers and verification services to help in the fight against money laundering and fraud.

Joint marketing	A formal agreement between non-affiliated financial companies that together market financial products or services to you. DWS does not jointly market.

Rev. 3/2018

Deutsche Short Duration High Income Fund	37

DSDHIF-3

(R-056421-1 5/18)

ITEM 2.	CODE OF ETHICS

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable

ITEM 6.	SCHEDULE OF INVESTMENTS

Not applicable

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There were no material changes to the procedures by which shareholders may recommend nominees to the Fund’s Board. The primary function of the Nominating and Governance Committee is to identify and recommend individuals for membership on the Board and oversee the administration of the Board Governance Guidelines. Shareholders may recommend candidates for Board positions by forwarding their correspondence by U.S. mail or courier service to Keith R. Fox, Deutsche Funds Board Chair, c/o Thomas R. Hiller, Ropes & Gray LLP, Prudential Tower, 800 Boylston Street, Boston, MA 02199-3600.

ITEM 11.	CONTROLS AND PROCEDURES

	(a)	The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

	(b)	There have been no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable

ITEM 13.	EXHIBITS

	(a)(1)	Not applicable

	(a)(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

	(b)	Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Deutsche Short Duration High Income Fund, a series of Deutsche Income Trust

By:	/s/Hepsen Uzcan Hepsen Uzcan President

Date:	5/30/2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Hepsen Uzcan Hepsen Uzcan President

Date:	5/30/2018

By:	/s/Diane Kenneally Diane Kenneally Chief Financial Officer

Date:	5/30/2018